CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Opening balance	$ 4,454,380	$ 4,405,444
Cash Flow Borrowings Obtained	1,312,481	737,653	$ 280,863
Cash Flow Borrowings Paid	1,627,711	645,211	949,183
Cash Flow Interest paid	(261,186)	(191,573)
Accrued Interest	246,220	192,488
Inflation adjustment	121,885	79,932
Non-cash Movements	(79,534)	(124,353)
Closing balance	4,166,535	4,454,380	4,405,444
Borrowings from banks [Member]
Opening balance	914,358	997,542
Cash Flow Borrowings Obtained	421,309	550,226
Cash Flow Borrowings Paid	(481,205)	(645,211)
Cash Flow Interest paid	(28,141)	(27,692)
Accrued Interest	27,894	27,471
Inflation adjustment	(439)	9
Non-cash Movements	4,681	12,013
Closing balance	858,457	914,358	997,542
Bonds and promissory notes [Member]
Opening balance	3,452,658	3,180,334
Cash Flow Borrowings Obtained	891,172	187,427
Cash Flow Borrowings Paid	(1,146,506)	0
Cash Flow Interest paid	(233,045)	(163,881)
Accrued Interest	218,326	165,017
Inflation adjustment	122,324	79,923
Non-cash Movements	(2,244)	3,838
Closing balance	3,302,685	3,452,658	3,180,334
Hedging liabilities [Member]
Opening balance	87,364	227,568
Cash Flow Borrowings Obtained	0	0
Cash Flow Borrowings Paid	0	0
Cash Flow Interest paid	0	0
Accrued Interest	0	0
Inflation adjustment	0	0
Non-cash Movements	(81,971)	(140,204)
Closing balance	$ 5,393	$ 87,364	$ 227,568